N-4	Apr. 29, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
Entity Central Index Key	0000878467
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
SUPPLEMENT DATED JUNE 12, 2023 TO THE APRIL 29, 2023 PROSPECTUS
OF PERSONAL RETIREMENT ANNUITY
ISSUED BY EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY® (“EFILI”)
This supplement should be read, retained, and used in conjunction with the Personal Retirement Annuity prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.
In “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT” the information relating to Morgan Stanley Emerging Markets Equity Portfolio is replaced with the following information:

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long‑term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.22%	-25.08%	-2.71%	0.59%

Prospectuses Available [Text Block]
This supplement should be read, retained, and used in conjunction with the Personal Retirement Annuity prospectus. All capitalized terms used but not defined herein have the same meaning as those included in the prospectus.
In “APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT” the information relating to Morgan Stanley Emerging Markets Equity Portfolio is replaced with the following information:

Portfolio Companies [Table Text Block]

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 Year	5 Year	10 Year
Seeks long‑term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.22%	-25.08%	-2.71%	0.59%

C000011754 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Seeks long‑term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries
Portfolio Company Name [Text Block]	Morgan Stanley Emerging Markets Equity Portfolio
Portfolio Company Adviser [Text Block]	Adviser: Morgan Stanley Investment Management Inc.
Current Expenses [Percent]	1.22%
Average Annual Total Returns, 1 Year [Percent]	(25.08%)
Average Annual Total Returns, 5 Years [Percent]	(2.71%)
Average Annual Total Returns, 10 Years [Percent]	0.59%